Inventories - Components (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventories
Finished goods	$ 15,577,104	$ 10,467,243
Work in process	1,138,906	789,413
Raw materials and supplies	7,667,011	5,690,214
Total	$ 24,383,021	$ 16,946,870